Share Capital, Warrants and Options - Schedule of Number and Weighted Average Exercise Prices of Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 EquityInstruments $ / shares	Dec. 31, 2017 EquityInstruments $ / shares
SHARE CAPITAL, WARRANTS AND OPTIONS
Outstanding at beginning of year | EquityInstruments	176,175,413	95,982,036
Issued | EquityInstruments	116,666,664	94,971,721
Cancelled / Expired | EquityInstruments	(34,869,241)	(14,778,344)
Outstanding at end of year | EquityInstruments	257,972,836	176,175,413
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.12	$ 0.15
Weighted Average Exercise Price, Issued | $ / shares	0.12	0.12
Weighted Average Exercise Price, Cancelled / Expired | $ / shares	0.12	0.30
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.12	$ 0.12